Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Summary of redeemable non-controlling interests balance
The following table presents the activity of the redeemable noncontrolling interests balance for the year ended December 31, 2022:

	RMB	US$
Balance as of January 1, 2022	—	—
Initial fair value of redeemable noncontrolling interests	31,397	4,552
Net loss attributable to redeemable noncontrolling interest	(1,486)	(215)
Adjustment of redeemable noncontrolling interests to redemption value	641	93

Balance as of December 31, 2022	30,552	4,430